Share Repurchases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 19, 2020	Feb. 25, 2014
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount				$ 350,000,000	$ 350,000,000
Stock repurchase program, remaining authorized repurchase amount		$ 160,000,000
Stock repurchase program, increase in authorized amount				$ 190,000,000
Percentage of employee's earnings withheld	10.00%
Number of Shares	1,992,105	194,124
Number of Shares	168,671	194,124
Average Price per Share (usd per share)	$ 25.70	$ 20.59
Average Price per Share (usd per share)	$ 25.65	$ 20.59
Tax benefit decrease related to share-based plans	$ 4,000,000	$ 4,000,000	$ (1,000,000)
Repurchases of common stock	51,000,000	$ 4,000,000	$ 3,000,000
Share Repurchase Program 2014
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, remaining authorized repurchase amount	$ 303,000,000
Number of Shares	1,823,434	0
Average Price per Share (usd per share)	$ 25.70	$ 0
Repurchases of common stock	$ 47,000,000	$ 0